Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant, and Equipment
Schedule of Useful Lives of Property, Plant, and Equipment

Buildings	Predominantly 25 to 50 years
Leased assets and leasehold improvements	Based on the term of the lease contract
Information technology equipment	2 to 6 years
Office furniture	4 to 20 years
Automobiles	4 to 5 years

Schedule of Property, Plant, and Equipment

€ millions	Land and Buildings	Land and	Other Property,	Other Property,	Advance	Total
		Buildings Leased	Plant, and	Plant, and	Payments and
			Equipment	Equipment	Construction
				Leased	in Progress
12/31/2022	1,585	1,758	1,406	43	142	4,934
12/31/2023	1,430	1,320	1,309	55	162	4,276

Additions
12/31/2022	46	399	567	30	87	1,129
12/31/2023	58	102	470	82	98	810